Schedule II - Valuation And Qualifying Accounts And Reserves	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation And Qualifying Accounts And Reserves

IPALCO ENTERPRISES, INC. and SUBSIDIARIES
Valuation and Qualifying Accounts and Reserves
For the Years Ended December 31, 2020, 2019 and 2018
(In Thousands)
Column A – Description	Column B	Column C – Additions		Column D – Deductions	Column E
	Balance at Beginning of Period	Charged to Income	Charged to Other Accounts	Net Write-offs	Balance at End of Period
Year ended December 31, 2020
Accumulated Provisions Deducted from
Assets – Doubtful Accounts	$2,053	$5,861	$(1,132)	$3,627	$3,155
Deducted from Inventories
Valuation Allowance for Materials and Supplies	$6,204	$—	$—	$71	$6,133
Year ended December 31, 2019
Accumulated Provisions Deducted from
Assets – Doubtful Accounts	$2,821	$4,760	$—	$5,528	$2,053
Deducted from Inventories
Valuation Allowance for Materials and Supplies	$—	$6,204	$—	$—	$6,204
Year ended December 31, 2018
Accumulated Provisions Deducted from
Assets – Doubtful Accounts	$2,830	$6,008	$—	$6,017	$2,821

INDIANAPOLIS POWER & LIGHT COMPANY and SUBSIDIARY
Valuation and Qualifying Accounts and Reserves
For the Years Ended December 31, 2020, 2019 and 2018
(In Thousands)
Column A – Description	Column B	Column C – Additions		Column D – Deductions	Column E
	Balance at Beginning of Period	Charged to Income	Charged to Other Accounts	Net Write-offs	Balance at End of Period
Year ended December 31, 2020
Accumulated Provisions Deducted from
Assets – Doubtful Accounts	$2,053	$5,861	$(1,132)	$3,627	$3,155
Deducted from Inventories
Valuation Allowance for Materials and Supplies	$6,204			$71	$6,133
Year ended December 31, 2019
Accumulated Provisions Deducted from
Assets – Doubtful Accounts	$2,821	$4,760	$—	$5,528	$2,053
Deducted from Inventories
Valuation Allowance for Materials and Supplies	$—	$6,204	$—	$—	$6,204
Year ended December 31, 2018
Accumulated Provisions Deducted from
Assets – Doubtful Accounts	$2,830	$6,008	$—	$6,017	$2,821